PROPERTY AND EQUIPMENT (Details) (USD $)	9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
PROPERTY AND EQUIPMENT
Furniture and fixtures	$ 56,995		$ 56,995	$ 20,000	$ 56,995	$ 56,995
Furniture and fixtures, estimated life	5 years		5 years
Office and computer equipment	227,344		220,060	26,606	220,060	227,344
Office and computer equipment, estimated life minimum	1 year		1 year
Office and computer equipment, maximum estimated life	5 years		5 years
Land	266,977		266,977	266,977	266,977	266,977
Building and improvements	727,965		727,965	727,965	727,965	727,965
Building and improvements, minimum estimated life	5 years		5 years
Building and improvements, maximum estimated life	25 years		25 years
Site costs	1,272,732		1,272,732	1,272,732
Site costs, estimated life	10 years		10 years
Crushing system	2,256,943		2,256,943	2,256,943	2,256,943	2,256,943
Crushing system, estimated life	20 years		20 years
Process plant and equipment	3,169,442		3,166,280	3,115,266	3,166,280	3,169,442
Process plant and equipment, estimated life	10 years		10 years
Vehicles and mining equipment	695,825		682,373	659,622	682,373	695,825
Vehicles and mining equipment, minimum estimated life	5 years		5 years
Vehicles and mining equipment, maximum estimated life	10 years		10 years
Total property and equipment, net	8,674,223		8,650,325	8,346,111	8,650,325	8,674,223
Less: accumulated depreciation	(1,993,320)		(1,263,549)	(315,008)	(1,263,549)	(1,993,320)
Total property and equipment, gross	6,680,903		7,386,776	8,031,103	7,386,776	6,680,903
Depreciation	$ 729,771	$ 756,482	$ 992,648	$ 325,928	$ 1,318,576	$ 2,048,347